Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries Disclosure [Abstract]
Guarantor Subsidiaries [Text Block]
GUARANTOR SUBSIDIARIES

Certain of our wholly-owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Notes. Pursuant to SEC regulations, we have presented in columnar format the condensed consolidating financial information for Outerwall Inc., the guarantor subsidiaries on a combined basis, and all non-guarantor subsidiaries on a combined basis in the following tables:

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$242,489	$—	$40,759	$(354)	$282,894
Accounts receivable, net of allowances	887	56,293	1,151	—	58,331
Content library	1,130	173,339	2,940	—	177,409
Deferred income taxes	27,372	—	899	(21,084)	7,187
Prepaid expenses and other current assets	11,748	17,504	434	—	29,686
Intercompany receivables	119,848	76,878	3,581	(200,307)	—
Total current assets	403,474	324,014	49,764	(221,745)	555,507
Property and equipment, net	188,251	368,620	29,253	—	586,124
Notes receivable	26,731	—	—	—	26,731
Deferred income taxes	—	—	1,334	39	1,373
Goodwill and other intangible assets	253,395	90,614	—	54	344,063
Other long-term assets	18,992	28,906	29	—	47,927
Investment in related parties	90,828	24,395	—	(115,223)	—
Total assets	$981,671	$836,549	$80,380	$(336,875)	$1,561,725
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$21,368	$225,463	$4,111	$(354)	$250,588
Accrued payable to retailers	77,266	46,493	14,654	—	138,413
Other accrued liabilities	50,314	92,724	3,087	—	146,125
Current portion of long-term debt	15,312	217	—	—	15,529
Current portion of capital lease obligations	13,002	—	348	—	13,350
Deferred tax liabilities	—	21,084	—	(21,084)	—
Intercompany payables	56,473	108,347	35,487	(200,307)	—
Total current liabilities	233,735	494,328	57,687	(221,745)	564,005
Long-term debt and other long-term liabilities	322,279	18,724	176	—	341,179
Capital lease obligations	15,180	—	522	—	15,702
Deferred tax liabilities	54,855	36,857	—	39	91,751
Total liabilities	626,049	549,909	58,385	(221,706)	1,012,637
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	574,842	145,425	12,444	(227,830)	504,881
Treasury stock	(293,149)	—	—	—	(293,149)
Retained earnings	74,985	141,215	10,118	112,661	338,979
Accumulated comprehensive loss	(1,056)	—	(567)	—	(1,623)
Total stockholders’ equity	355,622	286,640	21,995	(115,169)	549,088
Total liabilities and stockholders’ equity	$981,671	$836,549	$80,380	$(336,875)	$1,561,725

CONSOLIDATED BALANCE SHEETS
(in thousands)
As of December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$310,259	$—	$31,766	$(170)	$341,855
Accounts receivable, net of allowances	515	40,506	225	—	41,246
Content library	456	141,930	—	—	142,386
Deferred income taxes	41,727	42,479	22	—	84,228
Prepaid expenses and other current assets	17,553	7,491	230	—	25,274
Intercompany receivables	121,729	395,791	—	(517,520)	—
Total current assets	492,239	628,197	32,243	(517,690)	634,989
Property and equipment, net	163,505	319,313	16,360	—	499,178
Notes receivable	24,374	—	—	—	24,374
Deferred income taxes	—	—	640	7	647
Goodwill and other intangible assets	255,740	18,843	—	—	274,583
Other long-term assets	12,603	4,463	592	(592)	17,066
Investment in related parties	416,289	28,273	—	(444,562)	—
Total assets	$1,364,750	$999,089	$49,835	$(962,837)	$1,450,837
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$22,510	$152,799	$411	$(170)	$175,550
Accrued payable to retailers	69,834	45,468	12,148	—	127,450
Other accrued liabilities	59,135	87,163	3,290	(592)	148,996
Current portion of long-term debt	10,938	3,048	—	—	13,986
Current portion of capital lease obligations	7,014	4,754	289	—	12,057
Intercompany payables	255,351	255,954	6,214	(517,519)	—
Total current liabilities	424,782	549,186	22,352	(518,281)	478,039
Long-term debt and other long-term liabilities	344,652	14,636	—	—	359,288
Capital lease obligations	11,411	—	357	—	11,768
Deferred tax liabilities	56,500	31,313	20	7	87,840
Total liabilities	837,345	595,135	22,729	(518,274)	936,935
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	550,648	189,524	12,444	(271,367)	481,249
Treasury stock	(153,425)	—	—	—	(153,425)
Retained earnings	131,042	214,430	16,473	(173,196)	188,749
Accumulated comprehensive loss	(860)	—	(1,811)	—	(2,671)
Total stockholders’ equity	527,405	403,954	27,106	(444,563)	513,902
Total liabilities and stockholders’ equity	$1,364,750	$999,089	$49,835	$(962,837)	$1,450,837

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$250,065	$1,907,037	$44,941	$—	$2,202,043
Expenses:
Direct operating	141,171	1,334,306	45,838	(18,338)	1,502,977
Marketing	6,481	18,871	2,283	—	27,635
Research and development	11,759	2,154	—	—	13,913
General and administrative	28,221	162,751	931	18,332	210,235
Depreciation and other	30,836	144,805	3,506	—	179,147
Amortization of intangible assets	2,346	3,032	—	—	5,378
Total expenses	220,814	1,665,919	52,558	(6)	1,939,285
Operating income	29,251	241,118	(7,617)	6	262,758
Other income (expense):
Income (loss) from equity method investments, net	(2,179)	(3,005)	—	—	(5,184)
Interest expense, net	(18,161)	2,554	(41)	—	(15,648)
Other, net	98	(264)	(8)	(6)	(180)
Total other income (expense)	(20,242)	(715)	(49)	(6)	(21,012)
Income from continuing operations before income taxes	9,009	240,403	(7,666)	—	241,746
Income tax expense	(106)	(92,721)	1,311	—	(91,516)
Income from continuing operations	8,903	147,682	(6,355)	—	150,230
Equity in income (losses) of subsidiaries	141,327	(6,355)	—	(134,972)	—
Net income	150,230	141,327	(6,355)	(134,972)	150,230
Foreign currency translation adjustment, net of tax	(196)	—	1,244	—	1,048
Comprehensive income	$150,034	$141,327	$(5,111)	$(134,972)	$151,278

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$240,338	$1,562,013	$43,021	$—	$1,845,372
Expenses:
Direct operating	127,018	1,135,265	24,621	(3,553)	1,283,351
Marketing	6,238	22,400	366	—	29,004
Research and development	11,354	203	—	—	11,557
General and administrative	24,839	126,008	8,957	3,553	163,357
Depreciation and other	26,370	116,106	3,002	—	145,478
Amortization of intangible assets	2,548	192	—	—	2,740
Total expenses	198,367	1,400,174	36,946	—	1,635,487
Operating income	41,971	161,839	6,075	—	209,885
Other income (expense):
Income (loss) from equity method investments, net	(1,591)	—	—	—	(1,591)
Interest expense, net	(21,564)	(2,245)	(13)	—	(23,822)
Other, net	(1,179)	316	1,119	—	256
Total other income (expense)	(24,334)	(1,929)	1,106	—	(25,157)
Income from continuing operations before income taxes	17,637	159,910	7,181	—	184,728
Income tax expense	(5,111)	(63,767)	(899)	—	(69,777)
Income from continuing operations	12,526	96,143	6,282	—	114,951
Loss from discontinued operations, net of tax	(11,733)	729	(64)	—	(11,068)
Equity in income (losses) of subsidiaries	103,090	5,149	—	(108,239)	—
Net income	103,883	102,021	6,218	(108,239)	103,883
Foreign currency translation adjustment	320	(102)	(376)	(97)	(255)
Reclassification of interest rate hedges to interest expense	896	—	—	—	896
Loss on short-term investments	(20)	—	—	—	(20)
Income tax expense related to items of other comprehensive income	(342)	—	—	—	(342)
Other comprehensive income, net of tax	854	(102)	(376)	(97)	279
Comprehensive income	$104,737	$101,919	$5,842	$(108,336)	$104,162

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(in thousands)
Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Revenue	$235,926	$1,167,104	$33,391	$—	$1,436,421
Expenses:
Direct operating	124,241	859,366	17,334	—	1,000,941
Marketing	8,817	14,403	616	—	23,836
Research and development	7,437	—	—	—	7,437
General and administrative	59,766	58,041	10,822	—	128,629
Depreciation and other	32,481	89,054	2,236	(84)	123,687
Amortization of intangible assets	2,548	757	—	—	3,305
Litigation settlement	5,379	—	—	—	5,379
Total expenses	240,669	1,021,621	31,008	(84)	1,293,214
Operating income	(4,743)	145,483	2,383	84	143,207
Other income (expense):
Interest expense, net	(28,447)	(6,261)	3	—	(34,705)
Other, net	(19)	478	(35)	—	424
Total other income (expense)	(28,466)	(5,783)	(32)	—	(34,281)
Income from continuing operations before income taxes	(33,209)	139,700	2,351	84	108,926
Income tax expense	9,941	(54,247)	1,274	—	(43,032)
Income from continuing operations	(23,268)	85,453	3,625	84	65,894
Loss from discontinued operations, net of tax	532	—	(15,418)	—	(14,886)
Equity in income (losses) of subsidiaries	73,660	(14,228)	—	(59,432)	—
Net income	50,924	71,225	(11,793)	(59,348)	51,008
Foreign currency translation adjustment	(24)	(333)	(1,384)	4	(1,737)
Reclassification of interest rate hedges to interest expense	4,477	—	—	—	4,477
Loss on short-term investments	10	—	—	—	10
Income tax expense related to items of other comprehensive income	(1,618)	—	—	—	(1,618)
Other comprehensive income, net of tax	2,845	(333)	(1,384)	4	1,132
Comprehensive income	$53,769	$70,892	$(13,177)	$(59,344)	$52,140

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2012
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$150,230	$141,327	$(6,355)	$(134,972)	$150,230
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	30,836	144,805	3,506	—	179,147
Amortization of intangible assets and deferred financing fees	4,472	3,032	—	—	7,504
Share-based payments expense	10,998	8,364	—	—	19,362
Excess tax benefits on share-based payments	(5,740)	—	—	—	(5,740)
Deferred income taxes	18,578	70,607	(1,612)	—	87,573
Loss from equity method investments, net	2,179	3,005	—	—	5,184
Non-cash interest on convertible debt	7,109	—	—	—	7,109
Other	(1,390)	(2,720)	10	—	(4,100)
Equity in (income) losses of subsidiaries	(141,327)	6,355	—	134,972	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(371)	(15,787)	(903)	—	(17,061)
Content library	(673)	(27,079)	(2,941)	—	(30,693)
Prepaid expenses and other current assets	1,386	(8,159)	(190)	—	(6,963)
Other assets	39	848	(29)	—	858
Accounts payable	815	55,671	1,946	(184)	58,248
Accrued payable to retailers	7,432	1,025	2,004	—	10,461
Other accrued liabilities	(5,008)	7,520	275	—	2,787
Net cash flows from operating activities	79,565	388,814	(4,289)	(184)	463,906
Investing Activities:
Purchases of property and equipment	(64,423)	(130,672)	(12,959)	—	(208,054)
Proceeds from sale of property and equipment	302	782	47	—	1,131
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Equity investments	(10,877)	(28,850)	—	—	(39,727)
Investments in and advances to affiliates	96,990	(122,272)	25,282	—	—
Net cash flows from investing activities	21,992	(381,012)	12,370	—	(346,650)
Financing Activities:
Principal payments on capital lease obligations and other debt	(8,226)	(7,802)	(364)	—	(16,392)
Principal payments on term loan and repurchase of convertible debt	(31,513)	—	—	—	(31,513)
Excess tax benefits related to share-based payments	5,740	—	—	—	5,740
Repurchases of common stock and ASR program	(139,724)	—	—	—	(139,724)
Proceeds from exercise of stock options	4,592	—	—	—	4,592
Net cash flows from financing activities	(169,131)	(7,802)	(364)	—	(177,297)
Effect of exchange rate changes on cash	(196)	—	1,276	—	1,080
Increase (decrease) in cash and cash equivalents	(67,770)	—	8,993	(184)	(58,961)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$242,489	$—	$40,759	$(354)	$282,894

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$103,883	$102,021	$6,218	$(108,239)	$103,883
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	26,370	116,106	3,002	—	145,478
Amortization of intangible assets and deferred financing fees	4,990	192	—	—	5,182
Share-based payments expense	8,498	7,713	—	—	16,211
Excess tax benefits on share-based payments	(2,471)	—	—	—	(2,471)
Deferred income taxes	14,057	44,362	1,657	—	60,076
Loss from discontinued operations, net of tax	11,733	(729)	64	—	11,068
Loss from equity method investments, net	1,591	—	—	—	1,591
Non-cash interest on convertible debt	6,551	—	—	—	6,551
Other	(684)	589	—	—	(95)
Equity in (income) losses of subsidiaries	(103,090)	(5,149)	—	108,239	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	432	(15,504)	(217)	—	(15,289)
Content library	(436)	(1,626)	—	—	(2,062)
Prepaid expenses and other current assets	(2,718)	(2,178)	27	—	(4,869)
Other assets	358	1,411	—	—	1,769
Accounts payable	5,977	6,915	(172)	(170)	12,550
Accrued payable to retailers	7,968	17,993	4,865	—	30,826
Other accrued liabilities	7,132	26,002	2,983	—	36,117
Net cash flows from operating activities from continuing operations	90,141	298,118	18,427	(170)	406,516
Investing Activities:
Purchases of property and equipment	(67,409)	(109,492)	(2,335)	—	(179,236)
Proceeds from sale of property and equipment	193	445	57	—	695
Proceeds from sale of businesses, net	8,220	—	—	—	8,220
Equity investments	(4,912)	—	—	—	(4,912)
Investments in and advances to affiliates	184,264	(173,452)	(10,812)	—	—
Net cash flows from investing activities from continuing operations	120,356	(282,499)	(13,090)	—	(175,233)
Financing Activities:
Principal payments on capital lease obligations and other debt	(5,396)	(22,480)	(326)	—	(28,202)
Borrowings from term loan	175,000	—	—	—	175,000
Principal payments on term loan and repurchase of convertible debt	(4,375)	—	—	—	(4,375)
Net payments on credit facility	(150,000)	—	—	—	(150,000)
Financing costs associated with credit facility	(4,196)	—	—	—	(4,196)
Excess tax benefits related to share-based payments	2,471	—	—	—	2,471
Repurchases of common stock and ASR program	(63,349)	—	—	—	(63,349)
Proceeds from exercise of stock options	3,261	—	—	—	3,261
Net cash flows from financing activities from continuing operations	(46,584)	(22,480)	(326)	—	(69,390)
Effect of exchange rate changes on cash	78	(102)	(430)	—	(454)
Increase (decrease) in cash and cash equivalents from continuing operations	163,991	(6,963)	4,581	(170)	161,439

Year Ended December 31, 2011
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from discontinued operations:
Operating cash flows	—	—	9,678	—	9,678
Investing cash flows	—	—	(12,678)	—	(12,678)
Net cash flows from discontinued operations	—	—	(3,000)	—	(3,000)
Increase (decrease) in cash and cash equivalents	163,991	(6,963)	1,581	(170)	158,439
Cash and cash equivalents:
Beginning of period	146,268	6,963	30,185	—	183,416
End of period	$310,259	$—	$31,766	$(170)	$341,855

CONSOLIDATED STATEMENT OF CASH FLOWS
(in thousands)
Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Operating Activities:
Net income	$50,924	$71,225	$(11,793)	$(59,348)	$51,008
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	32,481	89,054	2,236	(84)	123,687
Amortization of intangible assets and deferred financing fees	4,581	757	—	—	5,338
Share-based payments expense	7,569	8,666	(219)	—	16,016
Excess tax benefits on share-based payments	(6,887)	—	—	—	(6,887)
Deferred income taxes	1,402	38,909	1,084	—	41,395
Loss from discontinued operations, net of tax	(532)	—	15,418	—	14,886
Non-cash interest on convertible debt	6,037	—	—	—	6,037
Other	835	(168)	(1)	—	666
Equity in (income) losses of subsidiaries	(73,660)	14,228	—	59,432	—
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(38)	(7,111)	62	—	(7,087)
Content library	2,088	(47,127)	54	—	(44,985)
Prepaid expenses and other current assets	(2,082)	(7,930)	717	—	(9,295)
Other assets	1,543	250	—	—	1,793
Accounts payable	1,984	78,983	401	—	81,368
Accrued payable to retailers	(1,312)	5,600	(36)	—	4,252
Other accrued liabilities	20,640	32,384	(15,597)	—	37,427
Net cash flows from operating activities from continuing operations	45,573	277,720	(7,674)	—	315,619
Investing Activities:
Purchases of property and equipment	(33,444)	(133,890)	(3,513)	—	(170,847)
Proceeds from sale of property and equipment	8,216	(6,957)	(116)	—	1,143
Proceeds from sale of businesses, net	26,585	—	32	—	26,617
Investments in and advances to affiliates	59,413	(101,395)	41,982	—	—
Net cash flows from investing activities from continuing operations	60,770	(242,242)	38,385	—	(143,087)
Financing Activities:
Principal payments on capital lease obligations and other debt	(2,016)	(34,065)	(231)	—	(36,312)
Net payments on credit facility	(75,000)	—	—	—	(75,000)
Excess tax benefits related to share-based payments	6,887	—	—	—	6,887
Repurchases of common stock and ASR program	(49,245)	—	—	—	(49,245)
Proceeds from exercise of stock options	31,624	—	—	—	31,624
Net cash flows from financing activities from continuing operations	(87,750)	(34,065)	(231)	—	(122,046)
Effect of exchange rate changes on cash	—	(275)	(362)	—	(637)
Increase (decrease) in cash and cash equivalents from continuing operations	18,593	1,138	30,118	—	49,849

Year Ended December 31, 2010
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Total
Cash flows from discontinued operations:
Operating cash flows	—	—	(9,524)	—	(9,524)
Investing cash flows	—	—	(2,600)	—	(2,600)
Financing cash flows	—	—	(166)	—	(166)
Net cash flows from discontinued operations	—	—	(12,290)	—	(12,290)
Increase (decrease) in cash and cash equivalents	18,593	1,138	17,828	—	37,559
Cash and cash equivalents:
Beginning of period	127,675	5,825	12,357	—	145,857
End of period	$146,268	$6,963	$30,185	$—	$183,416